SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended					1 Months Ended				1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Frontline 2012 Ltd [Member]	Jan. 31, 2013 At-The-Market Offering [Member]	Jan. 31, 2014 At-The-Market Offering [Member]	Dec. 31, 2013 At-The-Market Offering [Member]	Mar. 11, 2014 Vessel Disposal [Member] VLCC Ulysses (ex Phoenix Voyager) [Member]	Feb. 28, 2014 Dividend [Member] Frontline 2012 Ltd [Member]
Subsequent Event [Line Items]
ATM Offering Maximum Aggregate Sales Proceeds							$ 100,000,000	$ 40,000,000
Shares issued	8,653,211	0	0			8,829,063
Ordinary shares issued (in shares)	86,511,713	77,858,502	77,858,502	77,858,502			95,340,776
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital, Per Share										$ 0.05
Proceeds from Equity Method Investment, Dividends or Distributions	1,300,000	0	500,000							700,000
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Pretax					$ 306,972,000				$ 15,300,000